UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763

Name of Fund: Managed Account Series
Global SmallCap Portfolio
High Income Portfolio
Mid Cap Value Opportunities Portfolio
U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Managed
Account Series, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.1%
CFS Retail Property Trust	514,502	$ 845,093
Cochlear Ltd.	9,900	544,991
Goodman Fielder Ltd.	377,200	519,072
Mount Gibson Iron Ltd. (a)	203,900	249,912
Myer Holdings Ltd. (a)	167,200	473,323
		2,632,391
Austria — 1.1%
Intercell AG (a)	10,200	338,123
Schoeller-Bleckmann Oilfield
Equipment AG	18,500	967,843
		1,305,966
Bermuda — 2.1%
Lazard Ltd., Class A	24,820	956,563
PartnerRe Ltd.	12,000	895,080
Ports Design Ltd.	281,800	754,565
		2,606,208
Brazil — 1.0%
Lupatech SA (a)	46,400	716,308
Santos Brasil Participacoes SA (a)	68,300	570,676
		1,286,984
Canada — 5.0%
Agnico-Eagle Mines Ltd.	14,250	722,047
Biovail Corp.	38,100	553,212
DiagnoCure, Inc. (a)	619,350	613,992
Dollarama, Inc. (a)	8,900	168,553
Dollarama, Inc. (a)(b)	25,700	486,720
Eastern Platinum Ltd. (a)	384,600	424,436
Eldorado Gold Corp. (a)	73,100	868,244
Inmet Mining Corp.	4,800	243,086
Lundin Mining Corp. (a)	145,900	571,729
Quadra Mining Ltd. (a)	42,500	568,787
SouthGobi Energy Resources Ltd. (a)	16,300	235,138
Taseko Mines Ltd. (a)	13,200	56,232
Thompson Creek Metals Co., Inc. (a)	55,600	646,868
		6,159,044
Cayman Islands — 1.6%
Ming Fai International Holdings Ltd.	2,377,500	441,570
Parkson Retail Group Ltd.	358,600	612,726
Polarcus Ltd. (a)	328,200	277,056
XL Capital Ltd., Class A	34,800	583,596
		1,914,948
China — 1.6%
7 Days Group Holdings Ltd. – ADR (a)	33,100	400,179
Duoyuan Global Water,
Inc. – ADR (a)(c)	11,100	316,350
Shenzhen Expressway Co., Ltd.	1,070,500	557,683

Common Stocks	Shares	Value
China (concluded)
WuXi PharmaTech Cayman,
Inc. – ADR (a)	49,200	$ 739,968
		2,014,180
Denmark — 0.4%
TrygVesta A/S	4,775	290,986
Vestas Wind Systems A/S (a)	4,250	223,543
		514,529
Finland — 0.7%
Ramirent Oyj	81,850	816,259
France — 2.2%
Bonduelle SA	9,600	1,148,721
Eurofins Scientific SA	6,600	324,348
Scor SE	44,625	1,033,882
UBISOFT Entertainment (a)	18,600	253,768
		2,760,719
Germany — 4.5%
Deutsche Euroshop AG	22,983	725,556
GEA Group AG	37,150	757,759
Gerresheimer AG	24,800	810,885
Paion AG (a)	62,350	246,827
Rheinmetall AG	21,550	1,373,031
Salzgitter AG	7,800	690,256
Symrise AG	45,200	1,004,647
		5,608,961
Greece — 0.2%
Alpha Bank AE	21,400	205,401
Hong Kong — 1.0%
Clear Media Ltd. (a)	477,000	276,800
Dah Sing Financial Group	40,700	196,452
Lu Ning Co., Ltd.	235,400	715,225
		1,188,477
India — 1.2%
Container Corp. of India	19,900	526,039
PTC India Ltd.	183,800	434,968
United Phosphorus Ltd.	166,200	552,752
		1,513,759
Ireland — 1.1%
Allied Irish Banks Plc	61,700	108,603
Bank of Ireland (a)	86,200	154,377
Ryanair Holdings Plc – ADR (a)	41,600	1,080,768
		1,343,748
Israel — 0.9%
NICE Systems Ltd. – ADR (a)	32,400	943,164

Portfolio Abbreviation

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	EUR	Euro
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Frank	USD	U.S. Dollar
DKK	Danish Krone

MANAGED ACCOUNT SERIES JANUARY 31, 2010 1

Schedule of Investments (continued)

Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Israel (concluded)
Strauss-Elite Ltd.	13,400	$ 189,863
		1,133,027
Italy — 1.4%
Credito Emiliano SpA (a)	60,192	424,093
DiaSorin SpA	21,500	765,075
Iride SpA	259,000	486,063
		1,675,231
Japan — 6.3%
Advantest Corp.	15,900	397,046
Asics Corp.	54,950	542,692
Don Quijote Co., Ltd.	24,000	536,050
Fukuoka Financial Group, Inc.	192,800	705,871
Hisaka Works Ltd.	38,500	366,646
Jupiter Telecommunications Co., Ltd.	610	610,047
Koito Manufacturing Co., Ltd.	43,900	765,110
Komori Corp.	25,900	291,899
Kureha Chemical Industry Co., Ltd.	178,300	870,392
Makita Corp.	11,300	379,139
NGK Insulators Ltd.	27,600	602,791
Nippon Building Fund, Inc.	54	475,419
Osaka Securities Exchange Co., Ltd.	191	1,060,345
Suruga Bank Ltd.	28,200	248,775
		7,852,222
Malaysia — 0.4%
AirAsia Bhd (a)	1,123,450	446,808
Mexico — 0.2%
Embotelladoras Arca SA de CV	66,750	214,335
Netherlands — 0.3%
Fugro NV	5,200	308,389
Norway — 1.8%
Golden Ocean Group Ltd. (a)	540,000	936,017
ProSafe ASA	52,700	295,403
Sevan Marine ASA (a)	325,200	468,090
Songa Offshore SE (a)	184,800	1,029,517
TGS Nopec Geophysical Co. ASA	27,700	528,581
		3,257,608
Singapore — 1.9%
Avago Technologies Ltd. (a)	55,900	971,542
Cityspring Infrastructure Trust	1,966,000	858,895
UOL Group Ltd.	119,700	317,209
Wing Tai Holdings Ltd.	180,200	250,571
		2,398,217
Spain — 0.9%
Bolsas y Mercados Espanoles	5,500	156,299
Laboratorios Farmaceuticos Rovi SA	90,100	917,328
		1,073,627
Sweden — 0.6%
Axfood AB	15,400	445,286
Swedish Match AB	15,000	314,097
		759,383
Switzerland — 1.4%
Addex Pharmaceuticals Ltd. (a)	8,000	94,277
Aryzta AG	12,600	497,656

Common Stocks	Shares	Value
Switzerland (concluded)
Clariant AG	21,200	$ 232,679
Foster Wheeler AG (a)	12,150	339,957
Rieter Holding AG	2,031	540,485
		1,705,054
Taiwan — 0.3%
Lite-On Technology Corp.	320,000	405,700
Thailand — 0.4%
Mermaid Maritime Pcl (a)	1,040,760	537,643
United Kingdom — 8.5%
Amlin Plc	167,034	1,033,387
Antofagasta Plc	22,600	313,711
Britvic Plc	138,100	926,022
Cairn Energy Plc (a)	130,900	674,687
Charter International Plc	72,300	799,553
EasyJet Plc (a)	97,750	607,079
GKN Plc	131,300	239,818
Group 4 Securicor Plc	207,800	834,386
Halfords Group Plc	107,450	649,465
Hikma Pharmaceuticals Plc	130,200	1,136,774
Intertek Group Plc	30,400	585,072
Kesa Electricals Plc	378,000	774,624
QinetiQ Plc	102,300	218,116
Rexam Plc	177,090	843,173
Rightmove Plc	31,600	265,984
Schroders Plc	32,900	650,177
		10,552,028
United States — 47.6%
AMB Property Corp.	13,600	326,400
Abercrombie & Fitch Co., Class A	5,800	182,932
Acadia Realty Trust	20,400	324,972
Advanced Energy Industries, Inc. (a)	55,400	726,848
Alexion Pharmaceuticals, Inc. (a)	2,700	125,199
Alpha Natural Resources, Inc. (a)	18,500	751,285
Arch Capital Group Ltd. (a)	9,100	651,014
Autoliv, Inc.	10,500	449,505
BJ's Restaurants, Inc. (a)	25,050	529,557
BMC Software, Inc. (a)	13,100	506,184
BancorpSouth, Inc.	20,000	457,600
Bank of Hawaii Corp.	16,600	754,968
Blackboard, Inc. (a)	23,800	937,958
BorgWarner, Inc.	10,175	357,041
Brooks Automation, Inc. (a)	85,900	716,406
Cadence Design Systems, Inc. (a)	102,750	596,977
CardioNet, Inc. (a)	40,800	247,248
Celanese Corp., Series A	31,000	902,100
Citrix Systems, Inc. (a)	15,400	639,870
Cliffs Natural Resources, Inc.	15,400	615,230
Commercial Vehicle Group, Inc. (a)	52,100	249,559
ComScore, Inc. (a)	25,450	345,357
Core Laboratories NV	4,300	502,885
Corporate Office Properties Trust	12,700	453,263
Covanta Holding Corp. (a)	37,150	650,125
Coventry Health Care, Inc. (a)	38,300	876,304
Cullen/Frost Bankers, Inc.	18,500	949,420
DSP Group, Inc. (a)	105,900	729,651
Delta Air Lines, Inc. (a)	42,400	518,552
Digital Realty Trust, Inc.	14,000	672,000

2 MANAGED ACCOUNT SERIES JANUARY 31, 2010

Schedule of Investments (continued)

Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Drew Industries, Inc. (a)	26,800	$ 498,480
Duoyuan Printing, Inc. (a)	19,400	156,170
Electronic Arts, Inc. (a)	23,500	382,580
Electronics for Imaging, Inc. (a)	64,300	745,237
EnergySolutions, Inc.	53,000	442,550
Ferro Corp.	89,900	697,624
FTI Consulting, Inc. (a)	11,250	466,313
Fidelity National Title Group, Inc.,
Class A	35,000	451,500
Foot Locker, Inc.	28,600	322,894
Guess?, Inc.	27,650	1,097,981
Home Properties, Inc.	7,500	332,475
IDEX Corp.	31,500	888,930
IPC The Hospitalist Co., Inc. (a)	25,100	853,149
ITC Holdings Corp.	23,600	1,267,792
Intersil Corp., Class A	76,700	1,033,149
j2 Global Communications, Inc. (a)	38,600	792,844
JDS Uniphase Corp. (a)	117,800	925,908
K-Swiss, Inc., Class A	17,800	161,624
Kindred Healthcare, Inc. (a)	19,800	334,818
Kinetic Concepts, Inc. (a)	24,900	1,028,121
King Pharmaceuticals, Inc. (a)	88,400	1,061,684
Knight Capital Group, Inc., Class A (a)	19,000	297,160
Landstar System, Inc.	16,200	587,898
LKQ Corp. (a)	42,800	802,500
Linear Technology Corp.	11,200	292,320
The Macerich Co.	20,278	625,576
Manpower, Inc.	7,600	393,604
Maxim Integrated Products, Inc.	41,600	727,168
Mentor Graphics Corp. (a)	80,200	643,204
Merit Medical Systems, Inc. (a)	58,000	1,034,140
Nektar Therapeutics (a)	36,700	419,114
Nordson Corp.	10,400	588,016
Northeast Utilities, Inc.	32,800	830,496
Nuance Communications, Inc. (a)	60,200	904,204
OM Group, Inc. (a)	11,300	368,606
ON Semiconductor Corp. (a)	119,000	857,990
PMC-Sierra, Inc. (a)	108,800	864,960
Packaging Corp. of America	37,900	835,316
People's United Financial, Inc.	40,400	653,268
PetroHawk Energy Corp. (a)	59,900	1,337,567
Phillips-Van Heusen Corp.	28,700	1,127,623
Polycom, Inc. (a)	37,150	833,274
ProAssurance Corp. (a)	5,900	299,484
Regis Corp.	31,050	494,627
Silgan Holdings, Inc.	12,500	648,125
St. Mary Land & Exploration Co.	13,300	426,132
Stancorp Financial Group, Inc.	15,500	666,190
Steel Dynamics, Inc.	30,700	466,026
Stratasys, Inc. (a)	9,550	219,650
Support.com Inc. (a)	224,550	556,884
Sybase, Inc. (a)	25,950	1,055,386
TECO Energy, Inc.	32,400	504,468
Tanger Factory Outlet Centers, Inc.	28,050	1,074,315
Terex Corp. (a)	25,300	494,615
Terra Industries, Inc.	28,700	906,920

Common Stocks	Shares	Value
United States (concluded)
Timken Co.	31,300 $	701,433
Urban Outfitters, Inc. (a)	39,200	1,237,544
Vishay Intertechnology, Inc. (a)	63,000	475,020
The Warnaco Group, Inc. (a)	11,250	435,600
Watsco, Inc.	5,500	263,780
Whiting Petroleum Corp. (a)	12,800	851,968
Winnebago Industries, Inc. (a)	33,450	399,728
Zoran Corp. (a)	103,350	1,133,749
		59,023,881
Total Common Stocks – 99.5%		123,214,727
Total Long-Term Investments
(Cost – $106,920,501) – 99.5%		123,214,727
	Beneficial
	Interest
Short-Term Securities	(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.27% (d)(e)(f)	$ 261	261,000
Total Short-Term Securities
(Cost – $261,000) – 0.2%		261,000
Total Investments
(Cost – $107,181,501*) – 99.7%		123,475,727
Other Assets Less Liabilities – 0.3%		408,896
Net Assets – 100.0%	$ 123,884,623

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 111,048,282
Gross unrealized appreciation	$ 20,810,809
Gross unrealized depreciation		8,383,364
Net unrealized appreciation	$ 12,427,445
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	-	$ 8,364
BlackRock Liquidity Series, LLC
Money Market Series	$ (1,312,500)	$ 8,818
(e) Represents the current yield as of report date.
(f) Security was purchased with the cash collateral from securities loans.

MANAGED ACCOUNT SERIES JANUARY 31, 2010 3

Schedule of Investments (concluded) Global SmallCap Portfolio

• Foreign currency exchange contracts as of January 31, 2010 were as follows:
					Unrealized
Currency		Currency	Counter- Settlement Appreciation
Purchased		Sold	party	Date	(Depreciation)
CHF	54,174	USD 51,625 State Street		2/01/10	$ (551)
			Bank and
			Trust Co.
EUR	57,855	USD 81,184 State Street		2/01/10	(969)
			Bank and
			Trust Co.
USD	652	JPY 58,330 State Street		2/01/10	6
			Bank and
			Trust Co.
CHF	8,399	USD 7,980	State Street	2/02/10	(61)
			Bank and
			Trust Co.
USD 119,376 CAD 127,882 State Street				2/03/10	(222)
			Bank and
			Trust Co.
USD	49,097	DKK 263,484 State Street		2/03/10	34
			Bank and
			Trust Co.
Total					$ (1,763)
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Portfolio’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks:
Australia	$ 473,323
Bermuda	1,851,643
Brazil	1,286,984
Canada	6,159,044
Cayman Islands	860,652
China	1,456,497
Ireland	1,080,768

Israel		943,164
Mexico		$ 214,335
Singapore		971,542
Switzerland		434,234
United States		59,023,881
Total Level 1		74,756,067
Level 2
Long-Term Investments:
Common Stocks:
Australia		2,159,068
Austria		1,305,966
Bermuda		754,565
Cayman Islands		1,054,296
China		557,683
Denmark		514,529
Finland		816,259
France		2,760,719
Germany		5,608,961
Greece		205,401
Hong Kong		1,188,477
India		1,513,759
Ireland		262,980
Israel		189,863
Italy		1,675,231
Japan		7,852,222
Malaysia		446,808
Netherlands		308,389
Norway		3,257,608
Singapore		1,426,675
Spain		1,073,627
Sweden		759,383
Switzerland		1,270,820
Taiwan		405,700
Thailand		537,643
United Kingdom		10,552,028
Short-Term Securities		261,000
Total Level 2		48,719,660
Level 3		-
Total		$ 123,475,727
	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 40	$ (1,803)
Level 3	-	-
Total	$ 40	$ (1,803)
[1]Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

MANAGED ACCOUNT SERIES JANUARY 31, 2010 4

Schedule of Investments January 31, 2010 (Unaudited)

High Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Auto Components — 0.6%
Lear Corp. (a)		8,228 $	566,086
Construction Materials — 0.0%
Nortek, Inc. (a)		490	19,110
Electrical Equipment — 0.0%
SunPower Corp., Class B (a)		291	5,404
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)		172	972
Paper & Forest Products — 0.2%
Ainsworth Lumber Co., Ltd. (a)(b)		50,148	100,366
Ainsworth Lumber Co., Ltd. (a)		44,685	89,433
			189,799
Wireless Telecommunication Services — 0.2%
FiberTower Corp. (a)		26,789	117,336
Total Common Stocks – 1.0% 898,707
		Par
Corporate Bonds		(000)
Aerospace & Defense — 0.2%
Spirit Aerosystems, Inc., 7.50%,
10/01/17 (b)	USD	200	201,500
Airlines — 0.7%
Continental Airlines, Inc., Series
2003-RJ, 7.88%, 1/02/20		84	74,928
Delta Air Lines, Inc., 9.50%,
9/15/14 (b)		50	52,125
Delta Air Lines, Inc., Series B, 9.75%,
12/17/16		210	219,975
United Air Lines, Inc., 12.75%,
7/15/12		300	312,750
			659,778
Auto Components — 0.9%
Allison Transmission, Inc., 11.00%,
11/01/15 (b)		238	251,090
Delphi International Holdings
Unsecured, 12.00%, 10/06/14		18	17,575
The Goodyear Tire & Rubber Co.,
7.86%, 8/15/11		215	222,525
The Goodyear Tire & Rubber Co.,
8.63%, 12/01/11		344	356,040
			847,230
Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15		265	270,663
Building Products — 0.6%
Goodman Global Group, Inc.,
12.87%, 12/15/14 (b)(c)		100	58,000
Associated Materials LLC, 9.88%,		170	180,200
11/15/16 (b)

		Par
Corporate Bonds		(000)	Value
Building Products (concluded)
Ply Gem Industries, Inc., 11.75%,
6/15/13	USD	275	$ 279,812
			518,012
Capital Markets — 0.7%
E*Trade Financial Corp., Series A,
3.29%, 8/31/19 (c)(d)		254	375,603
MU Finance Plc, 8.75%, 2/01/17 (b) GBP		154	232,094
			607,697
Chemicals — 2.2%
American Pacific Corp., 9.00%,
2/01/15	USD	180	177,750
Georgia Gulf Corp., 9.00%,
1/15/17 (b)		85	87,338
Hexion Finance Escrow LLC, 8.88%,
2/01/18 (b)		215	207,206
Huntsman International LLC, 5.50%,
6/30/16 (b)		320	279,200
Innophos, Inc., 8.88%, 8/15/14		80	81,600
Koppers, Inc., 7.88%, 12/01/19 (b)		160	163,200
MacDermid, Inc., 9.50%,
4/15/17 (b)		260	262,600
Nalco Co., 8.25%, 5/15/17 (b)		210	222,600
Nova Chemicals Corp., 8.63%,
11/01/19 (b)		220	222,200
Terra Capital, Inc., 7.75%,
11/01/19 (b)		285	296,400
			2,000,094
Commercial Banks — 0.4%
Glitnir Banki HF,
4.15%, 4/20/10 (a)(b)(e)		65	16,250
Glitnir Banki HF,
6.38%, 9/25/12 (a)(b)(e)		335	83,750
Glitnir Banki HF, Series EMTN,
5.07%, 1/27/10 (a)(e)	EUR	150	48,874
Glitnir Banki HF, Series EMTN,
3.00%, 6/30/10 (a)(e)		130	45,062
Glitnir Banki HF, Series GMTN,
4.38%, 2/05/10 (a)(e)		50	17,331
HBOS Plc, 1.02%, 9/01/16 (f)		60	67,773
National Westminster Bank Plc,
2.90%, 10/29/49 (f)		70	66,968
			346,008
Commercial Services & Supplies — 2.6%
ARAMARK Corp., 3.75%, 2/01/15 (f) USD		300	271,500
Altegrity, Inc., 10.50%, 11/01/15 (b)		200	187,500
Corrections Corp. of America, 6.75%,
1/31/14		300	300,750
DI Finance, Series B, 9.50%,
2/15/13		50	50,625
International Lease Finance Corp.,
5.63%, 9/20/13		55	45,257

Portfolio Abbreviations
To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar	GBP	British Pound
EUR	Euro	USD	US Dollar

MANAGED ACCOUNT SERIES JANUARY 31, 2010 1

Schedule of Investments (continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Commercial Services & Supplies
(concluded)
International Lease Finance Corp.,		300
5.65%, 6/01/14	USD		$ 238,083
Mobile Services Group, Inc., 9.75%,
8/01/14		300	312,000
RSC Equipment Rental, Inc., 10.00%,
7/15/17 (b)		300	326,250
West Corp., 11.00%, 10/15/16		570	607,050
			2,339,015
Communications Equipment — 0.1%
Brocade Communications Systems,
Inc., 6.63%, 1/15/18 (b)		55	55,688
Construction Materials — 0.6%
Nortek, Inc., 11.00%, 12/01/13		492	516,786
Texas Industries, Inc., 7.25%,
7/15/13		35	34,825
			551,611
Consumer Finance — 0.3%
Credit Acceptance Corp., 9.13%,
2/01/17 (b)(g)		250	246,562
Containers & Packaging — 5.2%
Ball Corp., 7.13%, 9/01/16		175	182,437
Ball Corp., 7.38%, 9/01/19		175	182,438
Berry Plastics Corp.,
4.13%, 9/15/14 (f)		225	189,000
Berry Plastics Escrow LLC, 8.88%,
9/15/14 (b)		175	168,875
Beverage Packaging Holdings
Luxembourg II SA, 8.00%,
12/15/16	EUR	315	421,462
Cascades, Inc., 7.75%, 12/15/17 (b) USD		195	198,900
Crown Americas LLC, 7.63%,
5/15/17 (b)		435	445,875
Graphic Packaging International,
Inc., 9.50%, 8/15/13		85	87,338
Graphic Packaging International,
Inc., 9.50%, 6/15/17		440	469,700
Greif, Inc., 7.75%, 8/01/19		105	108,413
Impress Holdings BV, 3.38%,
9/15/13 (b)(f)		200	190,500
Owens-Brockway Glass Container,
Inc., 6.75%, 12/01/14	EUR	120	166,380
Owens-Brockway Glass Container,
Inc., 8.25%, 5/15/13	USD	100	102,000
Owens-Brockway Glass Container,
Inc., 7.38%, 5/15/16		230	239,200
Packaging Dynamics Finance Corp.,
10.00%, 5/01/16 (b)		200	160,000
Pregis Corp., 12.38%, 10/15/13		260	259,350
Rock-Tenn Co., 5.63%, 3/15/13		190	194,275
Sealed Air Corp., 7.88%, 6/15/17 (b)		285	300,837
Smurfit Kappa Acquisitions, 7.25%,
11/15/17 (b)	EUR	185	252,655
Smurfit Kappa Acquisitions, 7.75%,
11/15/19 (b)		180	248,322

		Par
Corporate Bonds		(000)	Value
Containers & Packaging (concluded)
Solo Cup Co., 10.50%, 11/01/13	USD	155	$ 162,750
			4,730,707
Distributors — 0.6%
American Tire Distributors, Inc.,
6.50%, 4/01/12 (f)		605	500,637
Diversified Financial Services — 8.2%
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16		290	322,625
CIT Group Funding Co. of Delaware
LLC, 10.25%, 5/01/13		11	10,932
CIT Group Funding Co. of Delaware
LLC, 10.25%, 5/01/16		109	110,115
CIT Group Funding Co. of Delaware
LLC, 10.25%, 5/01/17		290	292,913
CIT Group, Inc., 7.00%, 5/01/16		489	420,119
CIT Group, Inc., 7.00%, 5/01/17		1,319	1,124,376
FCE Bank Plc, 7.13%, 1/16/12	EUR	800	1,103,655
FCE Bank Plc, 7.13%, 1/15/13		350	475,570
GMAC, Inc., 6.00%, 12/15/11	USD	300	294,375
GMAC, Inc., 2.46%, 12/01/14 (f)		875	736,679
GMAC, Inc., 6.75%, 12/01/14		610	593,225
GMAC, Inc., 8.00%, 11/01/31		540	517,050
Leucadia National Corp., 8.13%,
9/15/15		475	485,687
Leucadia National Corp., 7.13%,
3/15/17		180	177,300
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (b)		400	403,000
Reynolds Group Issuer, Inc., 7.75%,
10/15/16 (b)	EUR	150	206,937
Southern Star Central Corp., 6.75%,
3/01/16 (b)	USD	180	181,350
			7,455,908
Diversified Telecommunication Services — 4.3%
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12		495	475,200
Level 3 Financing, Inc., 10.00%,
2/01/18 (b)		250	233,750
Nordic Telephone Co. Holdings ApS,
8.88%, 5/01/16 (b)		100	106,500
Qwest Communications
International, Inc., 8.00%,
10/01/15 (b)		200	207,000
Qwest Communications
International, Inc., 3.50%,
11/15/25 (d)		350	360,063
Qwest Communications
International, Inc., Series B,
7.50%, 2/15/14		1,045	1,051,531
Qwest Corp., 7.50%, 10/01/14		125	131,875
Qwest Corp., 8.38%, 5/01/16		300	328,500
Wind Acquisition Finance SA,
10.75%, 12/01/15 (b)		600	646,500
Windstream Corp., 8.13%, 8/01/13		110	115,500
Windstream Corp., 8.63%, 8/01/16		200	205,250
			3,861,669

2 MANAGED ACCOUNT SERIES JANUARY 31, 2010

Schedule of Investments (continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Electric Utilities — 1.3%
Edison Mission Energy, 7.20%,
5/15/19	USD	45	$ 34,875
Elwood Energy LLC, 8.16%, 7/05/26		110	105,362
Homer City Funding LLC, 8.14%,
10/01/19		99	99,166
IPALCO Enterprises, Inc., 8.63%,
11/14/11		150	157,688
IPALCO Enterprises, Inc., 7.25%,
4/01/16 (b)		150	152,250
NSG Holdings LLC, 7.75%,
12/15/25 (b)		605	547,525
Tenaska Alabama Partners LP,
7.00%, 6/30/21 (b)		126	126,439
			1,223,305
Energy Equipment & Services — 1.6%
Aquilex Holdings LLC, 11.13%,
12/15/16 (b)		60	62,400
Cie Generale de Geophysique-
Veritas, 9.50%, 5/15/16		160	171,200
Compagnie Generale de
Geophysique-Veritas, 7.75%,
5/15/17		350	347,375
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (b)		635	631,825
North American Energy Alliance LLC,
10.88%, 6/01/16 (b)		215	231,125
North American Energy Partners,
Inc., 8.75%, 12/01/11		55	54,862
			1,498,787
Food & Staples Retailing — 0.3%
AmeriQual Group LLC, 9.50%,
4/01/12 (b)		125	112,500
Duane Reade, Inc., 11.75%,
8/01/15		70	75,075
Rite Aid Corp.,
10.25%, 10/15/19 (b)		95	100,462
			288,037
Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18		80	80,800
Smithfield Foods, Inc., 10.00%,
7/15/14 (b)		230	250,412
			331,212
Health Care Equipment & Supplies — 1.6%
DJO Finance LLC, 10.88%,
11/15/14		625	662,500
DJO Finance LLC, 10.88%,
11/15/14 (b)		220	233,200
Hologic, Inc.,
2.72%, 12/15/37 (d)(h)		640	537,600
			1,433,300
Health Care Providers & Services — 1.8%
Community Health Systems, Inc.,
Series WI, 8.88%, 7/15/15		440	454,850
LifePoint Hospitals, Inc., 3.50%,
5/15/14 (d)		40	36,250

		Par
Corporate Bonds		(000)	Value
Health Care Providers & Services
(concluded)
Tenet Healthcare Corp., 9.00%,
5/01/15 (b)	USD	362 $	381,910
Tenet Healthcare Corp., 10.00%,
5/01/18 (b)		252	279,720
Vanguard Health Holding Co. II LLC,
8.00%, 2/01/18 (b)		500	488,125
			1,640,855
Hotels, Restaurants & Leisure — 1.6%
Fontainebleau Las Vegas Holdings
LLC, 10.25%, 6/15/15 (a)(b)(e)		130	1,300
Greektown Holdings LLC, 10.75%,
12/01/13 (a)(b)(e)		160	19,200
Harrah's Operating Co., Inc., 10.00%,
12/15/18		105	83,475
Icahn Enterprises LP,
8.00%, 1/15/18 (b)(f)		800	768,000
Little Traverse Bay Bands of Odawa
Indians, 10.25%,
2/15/14 (a)(b)(e)		390	97,500
Scientific Games Corp., 1.02%,
12/01/24 (d)(h)		140	135,450
Shingle Springs Tribal Gaming
Authority, 9.38%, 6/15/15 (b)		10	7,900
Snoqualmie Entertainment Authority,
4.14%, 2/01/14 (b)(f)		65	43,225
Travelport LLC, 9.88%, 9/01/14		80	84,200
Tropicana Entertainment LLC, Series
WI, 9.63%, 12/15/14 (a)(e)		25	156
Virgin River Casino Corp., 9.00%,
1/15/12 (a)(e)		485	97,000
Waterford Gaming LLC, 8.63%,
9/15/14 (b)		232	127,020
			1,464,426
Household Durables — 1.4%
Ashton Woods USA LLC, 17.29%,
6/30/15 (b)(i)		387	116,220
Beazer Homes USA, Inc., 12.00%,
10/15/17 (b)		485	544,412
KB Home, 6.38%, 8/15/11		14	14,333
KB Home, 9.10%, 9/15/17		80	84,800
Pulte Homes, Inc., 6.38%, 5/15/33		30	24,150
Standard Pacific Corp., 10.75%,
9/15/16		495	520,987
			1,304,902
Household Products — 0.1%
Libbey Glass, Inc., 10.00%,
2/15/15 (b)(g)		50	50,625
IT Services — 1.1%
Alliance Data Systems Corp., 1.75%,
8/01/13 (d)		540	518,400
First Data Corp., 9.88%, 9/24/15		230	203,275
First Data Corp., 11.25%, 3/31/16		350	292,250
			1,013,925
Independent Power Producers & Energy Traders — 4.3%
The AES Corp., 8.75%, 5/15/13 (b)		200	204,000

MANAGED ACCOUNT SERIES JANUARY 31, 2010 3

Schedule of Investments (continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Independent Power Producers & Energy
Traders (concluded)
AES Eastern Energy LP, Series 99-B,
9.67%, 1/02/29	USD	250	$ 266,875
Calpine Construction Finance Co. LP,
8.00%, 6/01/16 (b)		525	535,500
Dynegy Holdings, Inc., 8.38%,
5/01/16		180	162,450
Energy Future Holdings Corp.,
11.25%, 11/01/17 (j)		1,236	908,783
Energy Future Holdings Corp.,
10.00%, 1/15/20 (b)		300	308,250
Infinis Plc, 9.13%, 12/15/14	GBP	105	171,215
NRG Energy, Inc., 7.25%, 2/01/14	USD	90	90,338
NRG Energy, Inc., 7.38%, 2/01/16		825	820,875
NRG Energy, Inc., 8.50%, 6/15/19		475	477,375
			3,945,661
Industrial Conglomerates — 1.8%
Icahn Enterprises LP, 4.00%,
8/15/13 (b)(f)		135	119,475
Sequa Corp., 11.75%, 12/01/15 (b)		520	520,000
Sequa Corp., 13.50%,
12/01/15 (b)(j)		1,062	998,019
			1,637,494
Insurance — 0.1%
USI Holdings Corp., 4.15%,
11/15/14 (b)(f)		100	84,500
Leisure Equipment & Products — 0.2%
Brunswick Corp., 11.25%,
11/01/16 (b)		105	117,600
Easton-Bell Sports, Inc., 9.75%,
12/01/16 (b)		105	109,463
			227,063
Machinery — 2.0%
ESCO Corp., 8.63%, 12/15/13 (b)		615	617,306
Navistar International Corp., 3.00%,
10/15/14 (d)		190	190,712
Navistar International Corp., 8.25%,
11/01/21		400	404,000
RBS Global, Inc., 8.88%, 9/01/16		70	63,700
Titan International, Inc., 8.00%,
1/15/12		430	427,850
Titan International, Inc., 5.63%,
1/15/17 (b)(d)		90	92,813
			1,796,381
Marine — 0.9%
Horizon Lines, Inc., 4.25%,
8/15/12 (d)		600	513,000
Navios Maritime Holdings, Inc.,
8.88%, 11/01/17 (b)		190	196,650
Trico Shipping AS, 11.88%,
11/01/14 (b)		125	131,250
			840,900

		Par
Corporate Bonds		(000)	Value
Media — 10.5%
Affinion Group, Inc., 10.13%,
10/15/13	USD	495	$ 503,044
CCH II LLC, 13.50%, 11/30/16		457	550,197
CCO Holdings LLC, 8.75%, 11/15/13		150	152,063
CSC Holdings, Inc., 6.75%, 4/15/12		200	208,000
Cablevision Systems Corp., Series B,
8.00%, 4/15/12		425	451,031
Catalina Marketing Corp., 10.50%,
10/01/15 (b)(j)		220	229,350
Charter Communications Operating,
LLC, 10.00%, 4/30/12 (b)		70	73,150
Clear Channel Worldwide Holdings,
Inc., 9.25%, 12/15/17 (b)		310	316,975
Clear Channel Worldwide Holdings,
Inc., 9.25%, 12/15/17 (b)		1,033	1,063,990
EchoStar DBS Corp., 7.00%,
10/01/13		305	313,387
Harland Clarke Holdings Corp.,
6.00%, 5/15/15 (f)		60	48,750
Harland Clarke Holdings Corp.,
9.50%, 5/15/15		70	64,750
Intelsat Corp., 9.25%, 8/15/14		450	459,000
Intelsat Corp., 9.25%, 6/15/16		180	187,200
Intelsat Subsidiary Holding Co., Ltd.,
8.50%, 1/15/13		120	121,200
Intelsat Subsidiary Holding Co., Ltd.,
8.88%, 1/15/15 (b)		130	132,600
Liberty Global, Inc., 4.50%,
11/15/16 (b)(d)		220	259,875
Liberty Media Corp., 3.13%,
3/30/23 (d)		175	180,688
Lighthouse International Co. SA,
8.00%, 4/30/14	EUR	250	223,573
Lighthouse International Co. SA,
8.00%, 4/30/14 (b)		50	44,715
Local Insight Regatta Holdings, Inc.,
11.00%, 12/01/17	USD	179	116,350
NTL Cable Plc, 8.75%, 4/15/14		5	5,138
Nielsen Finance LLC, 11.63%,
2/01/14		75	84,000
Nielsen Finance LLC, 10.00%,
8/01/14		145	150,800
Nielsen Finance LLC, Co., 18.22%,
8/01/16 (i)		40	36,600
ProtoStar I Ltd., 18.00%,
10/15/12 (a)(b)(d)(e)		196	186,323
Rainbow National Services LLC,
10.38%, 9/01/14 (b)		296	312,280
Seat Pagine Gialle SpA, 10.50%,
1/31/17	EUR	317	423,410
TL Acquisitions, Inc., 10.50%,
1/15/15 (b)	USD	965	933,637
UPC Germany GmbH, 8.13%,
12/01/17 (b)	USD	300	303,000

4 MANAGED ACCOUNT SERIES JANUARY 31, 2010

Schedule of Investments (continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Media (concluded)
UPC Germany GmbH, 8.13%,
12/01/17 (b)	EUR	260	$ 364,996
UPC Germany GmbH, 9.63%,
12/01/19 (b)		375	524,487
UPCB Finance Ltd., 7.63%,
1/15/20 (b)		242	331,339
Unitymedia Hessen GmbH & Co. KG,
3.54%, 4/15/13 (f)		100	137,264
			9,493,162
Metals & Mining — 5.8%
Aleris International, Inc., 9.00%,
12/15/14 (a)(e)	USD	495	8,663
Aleris International, Inc., 10.00%,
12/15/16 (a)(e)		425	4,250
Arch Western Finance LLC, 6.75%,
7/01/13		505	499,950
Drummond Co., Inc., 9.00%,
10/15/14 (b)		300	313,500
Drummond Co., Inc., 7.38%,
2/15/16		390	383,175
Evraz Group SA, 8.88%, 4/24/13 (b)		280	286,650
Evraz Group SA, 9.50%, 4/24/18 (b)		180	186,075
FMG Finance Property Ltd., 10.63%,
9/01/16 (b)		500	566,250
Foundation PA Coal Co., 7.25%,
8/01/14		200	201,000
GoldCorp., Inc., 2.00%,
8/01/14 (b)(d)		70	74,550
McJunkin Red Man Corp., 9.50%,
12/15/16 (b)		320	319,200
Murray Energy Corp., 10.25%,
10/15/15 (b)		225	228,938
New World Resources NV, 7.38%,
5/15/15	EUR	100	129,638
Novelis, Inc., 7.25%, 2/15/15	USD	275	260,562
Novelis, Inc., 11.50%, 2/15/15		170	184,025
RathGibson, Inc., 11.25%,
2/15/14 (a)(e)		255	84,150
Ryerson, Inc., 7.62%, 11/01/14 (f)		180	167,850
Ryerson, Inc., 12.00%, 11/01/15		85	88,188
Steel Dynamics, Inc., 7.38%,
11/01/12		465	475,462
Teck Resources Ltd., 10.25%,
5/15/16		130	148,525
Teck Resources Ltd., 10.75%,
5/15/19		295	347,362
Vedanta Resources Plc, 9.50%,
7/18/18 (b)		260	276,900
			5,234,863
Multi-Utilities — 0.2%
CMS Energy Corp., 8.75%, 6/15/19		135	153,915
Multiline Retail — 0.1%
Dollar General Corp., 10.63%,
7/15/15		24	26,310
Dollar General Corp., 11.88%,
7/15/17 (j)		86	98,470
			124,780

	Par
Corporate Bonds	(000)	Value
Oil, Gas & Consumable Fuels — 9.0%
Arch Coal, Inc., 8.75%, 8/01/16 (b) USD	185	$ 197,025
Atlas Energy Operating Co. LLC,
12.13%, 8/01/17	190	214,700
Atlas Energy Operating Co. LLC,
10.75%, 2/01/18	80	87,800
Berry Petroleum Co., 8.25%,
11/01/16	175	174,562
Bill Barrett Corp., 9.88%, 7/15/16	100	107,500
Chesapeake Energy Corp., 6.38%,
6/15/15	140	137,200
Chesapeake Energy Corp., 2.25%,
12/15/38 (d)	350	257,250
Cimarex Energy Co., 7.13%, 5/01/17	420	418,425
Concho Resources, Inc., 8.63%,
10/01/17	120	125,100
Connacher Oil and Gas Ltd., 10.25%,
12/15/15 (b)	455	436,800
Corral Finans AB, 5.25%,
4/15/10 (b)(j)	68	60,860
Denbury Resources, Inc., 7.50%,
12/15/15	110	109,725
Denbury Resources, Inc., 9.75%,
3/01/16	265	279,244
El Paso Corp., 8.25%, 2/15/16	280	301,700
El Paso Corp., 7.00%, 6/15/17	500	511,203
Encore Acquisition Co., 6.00%,
7/15/15	240	240,900
Forest Oil Corp., 8.50%, 2/15/14	325	341,250
Forest Oil Corp., 7.25%, 6/15/19	150	150,750
Massey Energy Co., 3.25%,
8/01/15 (d)	635	558,006
Newfield Exploration Co., 6.63%,
4/15/16	130	130,000
OPTI Canada, Inc., 9.00%,
12/15/12	505	517,625
OPTI Canada, Inc., 7.88%, 12/15/14	65	56,388
Peabody Energy Corp., 7.38%,
11/01/16	180	191,250
Penn Virginia Corp., 10.38%,
6/15/16	40	44,050
Petrohawk Energy Corp., 10.50%,
8/01/14	285	314,925
Petrohawk Energy Corp., 7.88%,
6/01/15	165	169,125
Range Resources Corp., 6.38%,
3/15/15	160	159,600
Roseton-Danskammer 2001, Series
B, 7.67%, 11/08/16	450	445,500
Sabine Pass LNG LP, 7.50%,
11/30/16	130	114,888
SandRidge Energy, Inc., 8.63%,
4/01/15 (j)	25	25,125
SandRidge Energy, Inc., 8.00%,
6/01/18 (b)	400	398,000
Southwestern Energy Co., 7.50%,
2/01/18	200	213,000
Swift Energy Co., 7.13%, 6/01/17	475	454,812

MANAGED ACCOUNT SERIES JANUARY 31, 2010 5

Schedule of Investments (continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Oil, Gas & Consumable Fuels (concluded)
Teekay Corp., 8.50%, 1/15/20	USD	240	$ 243,600
			8,187,888
Paper & Forest Products — 4.1%
Ainsworth Lumber Co. Ltd., 11.00%,
7/29/15 (b)(j)		395	288,470
Boise Cascade LLC, 7.13%,
10/15/14		90	81,675
Boise Paper Holdings LLC, 9.00%,
11/01/17 (b)		145	153,338
Clearwater Paper Corp., 10.63%,
6/15/16 (b)		165	183,150
Domtar Corp., 5.38%, 12/01/13		80	78,600
Georgia-Pacific LLC, 8.25%,
5/01/16 (b)		485	518,950
Glatfelter, 7.13%, 5/01/16 (b)(g)		80	76,000
NewPage Corp., 10.00%, 5/01/12		365	239,987
NewPage Corp., 11.38%, 12/31/14		1,470	1,422,225
Norske Skog Canada Ltd., 7.38%,
3/01/14		100	67,500
Verso Paper Holdings LLC, 11.50%,
7/01/14 (b)		145	155,875
Verso Paper Holdings LLC, Series B,
4.00%, 8/01/14 (f)		200	164,000
Verso Paper Holdings LLC, Series B,
9.13%, 8/01/14		115	108,531
Verso Paper Holdings LLC, Series B,
11.38%, 8/01/16		260	222,950
			3,761,251
Pharmaceuticals — 1.1%
Angiotech Pharmaceuticals, Inc.,
4.01%, 12/01/13 (f)		475	399,000
Elan Finance Plc, 8.88%, 12/01/13		75	75,375
Novasep Holding SAS, 9.63%,
12/15/16	EUR	380	497,893
			972,268
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%,
10/01/16	USD	75	76,125
Real Estate Management & Development — 0.2%
Realogy Corp., 10.50%, 4/15/14		195	165,750
Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17 (b)		295	296,475
Spansion, Inc., 3.79%,
6/01/13 (a)(b)(e)		510	507,450
			803,925
Software — 0.0%
BMS Holdings, Inc., 7.89%,
2/15/12 (b)(j)		145	2,906
Specialty Retail — 0.9%
Asbury Automotive Group, Inc.,
8.00%, 3/15/14		200	200,519
Asbury Automotive Group, Inc.,
7.63%, 3/15/17		90	85,950

		Par
Corporate Bonds		(000)	Value
Specialty Retail (concluded)
General Nutrition Centers, Inc.,
10.75%, 3/15/15	USD	100	$ 101,750
Group 1 Automotive, Inc., 2.25%,
6/15/36 (d)(h)		185	141,988
United Auto Group, Inc., 7.75%,
12/15/16		295	283,937
			814,144
Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands, Inc., 8.00%,
12/15/16		75	76,875
Levi Strauss & Co., 8.63%, 4/01/13	EUR	250	350,092
			426,967
Thrifts & Mortgage Finance — 0.4%
Residential Capital Corp., 8.38%,
6/30/10	USD	415	403,069
Tobacco — 0.4%
Vector Group Ltd., 11.00%, 8/15/15		350	360,500
Trading Companies & Distributors — 0.1%
United Rentals North America, Inc.,
9.25%, 12/15/19		100	103,250
Wireless Telecommunication Services — 5.4%
Cricket Communications, Inc.,
9.38%, 11/01/14		225	223,875
Cricket Communications, Inc.,
10.00%, 7/15/15		415	416,037
Cricket Communications, Inc.,
7.75%, 5/15/16		250	251,562
Digicel Group Ltd., 8.88%,
1/15/15 (b)		465	451,050
Digicel Group Ltd., 9.13%,
1/15/15 (b)(j)		470	462,988
FiberTower Corp., 9.00%,
1/01/16		24	19,652
FiberTower Corp., 9.00%,
1/01/16 (b)		76	62,887
iPCS, Inc., 2.37%, 5/01/13 (f)		610	567,300
MetroPCS Wireless, Inc., 9.25%,
11/01/14		950	955,938
Nextel Communications, Inc.,
Series D, 7.38%, 8/01/15		140	126,350
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		1,020	951,150
Nextel Communications, Inc.,
Series F, 5.95%, 3/15/14		70	61,950
Orascom Telecom Finance SCA,
7.88%, 2/08/14 (b)		100	93,000

6 MANAGED ACCOUNT SERIES JANUARY 31, 2010

Schedule of Investments (continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Wireless Telecommunication Services
(concluded)
Sprint Capital Corp., 6.88%,
11/15/28	USD	315 $	247,275
			4,891,014
Total Corporate Bonds – 88.1% 79,949,929
Floating Rate Loan Interests (f)
Auto Components — 0.7%
Allison Transmission, Inc., Term
Loan, 2.99% - 3.03%, 8/07/14		245	224,486
Dana Holding Corp., Term Advance,
7.25%, 1/31/15		386	370,522
			595,008
Automobiles — 0.8%
Ford Motor Co., Term Loan, 3.24%,
12/15/13		775	723,933
Chemicals — 0.5%
PQ Corp., 3.49%, 7/30/14		246	228,294
PQ Corp., 6.74%, 7/30/15		100	90,375
Solutia Inc., Loan, 7.25%, 2/28/14		166	168,131
			486,800
Consumer Finance — 0.8%
DaimlerChrysler Financial Services
Americas LLC Term Loan, 4.24% -
6.25%, 8/03/12		693	679,278
Food & Staples Retailing — 0.6%
Rite Aid Corp., Tranche 4 Term Loan,
9.50%, 6/10/15		550	573,891
Hotels, Restaurants & Leisure — 0.6%
Travelport LLC, 8.25%, 3/27/12		576	576,084
Independent Power Producers & Energy Traders — 1.0%
Dynegy Holdings Inc., Term Letter of
Credit Facility Term Loan, 3.99%,
4/02/13		168	163,677
Dynegy Holdings Inc., Tranche B
Term Loan, 3.99%, 4/02/13		7	6,644
Texas Competitive Electric Holdings
Co., LLC, Initial Tranche B-1 Term
Loan, 3.73% - 3.78%, 10/10/14		88	72,232
Texas Competitive Electric Holdings
Co., LLC, Initial Tranche B-3 Term
Loan 3.73% - 3.75%, 10/10/14		856	694,694
			937,247
Machinery — 0.3%
Accuride Debtor In Possession Term
Loan, 10.00%, 10/07/10		92	92,000
Accuride Term Loan, 10.00%,
1/31/12		185	184,802
			276,802

		Par
Floating Rate Loan Interests (f)		(000)	Value
Media — 1.2%
HMH Publishing Co., Ltd., Mezzanine,
17.50%, 11/14/14	USD	247 $	30,857
HMH Publishing Co., Ltd., Tranche A
Term Loan, 5.23%, 6/12/14		442	371,066
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		500	535,416
Nielsen Co., Term Loan B, 3.98%,
5/01/16		128	124,388
Nielsen Finance LLC, Dollar Term
Loan, 2.23%, 8/09/13		60	57,438
			1,119,165
Metals & Mining — 0.2%
RathGibson, Inc., Loan, 10.75%,
6/30/10		211	210,514
Multiline Retail — 0.1%
The Neiman Marcus Group Inc.,
Term Loan, 2.26%, 4/06/13		49	44,727
Real Estate Management & Development — 0.5%
Realogy Corp., Second Lien, Term
Loan, 13.50%, 10/15/17		425	460,063
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Term
Loan B, 1.98%, 12/02/13		100	89,414
Specialty Retail — 0.3%
Claire's Stores, Term Loan B, 3.00%,
5/29/14		114	93,724
New Look Group Plc, 9.52%,
11/30/15 (j)	GBP	103	157,941
			251,665
Total Floating Rate Loan Interests – 7.7% 7,024,591
Foreign Agency Obligations
Hellenic Republic Government Bond,
6.10%, 8/20/15 (g)	EUR	225	301,365
Total Foreign Agency Obligations – 0.3% 301,365
	Beneficial
		Interest
Other Interests (k)		(000)
Auto Components — 1.6%
Delphi Debtor In Possession Hold Co.
LLP, Class B Membership
Interests (a)	USD	-(l)	1,409,620
Lear Corp. Escrow (a)		200	5,750
Lear Corp. Escrow (a)		220	6,325
			1,421,695
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.		6	1,369

MANAGED ACCOUNT SERIES JANUARY 31, 2010 7

Schedule of Investments (continued)

High Income Portfolio
(Percentages shown are based on Net Assets)

	Beneficial
		Interest
Other Interests (k)		(000)	Value
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)	USD	90 $	9
Household Durables — 0.2%
Stanley Martin, Class B, Membership
Units (a)		1	210,000
Software — 0.0%
Lehman Brothers Holdings, Inc. (a)		7	1,221
Total Other Interests – 1.8%			1,634,294
Preferred Securities
Preferred Stocks		Shares
Diversified Financial Services — 0.7%
Citigroup, Inc., 7.50% (d)		6,600	689,964
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (d)		2,771	61,516
Total Preferred Stocks – 0.8%			751,480
Total Preferred Securities – 0.8% 751,480
Warrants (m)
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.
(expires 4/29/14)		76	1
Total Warrants – 0.0%			1
Total Investments
(Cost – $89,854,568 *) – 99.7%			90,560,367
Other Assets Less Liabilities – 0.3%			254,601
Net Assets – 100.0%		$ 90,814,968

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 90,442,709
	Gross unrealized appreciation	$ 55,677,282
	Gross unrealized depreciation	(5,559,624)
	Net unrealized appreciation	$ 117,658
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Convertible security.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Variable rate security. Rate shown is as of report date.
(g)	When-issued security. Unsettled when-issued security transactions were as follows:

Market
	Counterparty	Value	Appreciation
	Barclays Capital	$50,625	$1,584
	Credit Suisse International	$322,563	$2,822
(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods.
Rate shown is as of report date.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.
(j)	Represents a payment-in-kind security which may pay
interest/dividends in additional face/shares.
(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(l)	Amount is less than $1,000.
(m)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

• Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds
TempFund, Institutional Class	$ (628,303) $	1,104
• For Portfolio compliance purposes, the Portfolio 's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Foreign currency exchange contracts as of January 31, 2010 were as follows:

						Unrealized
Currency		Currency		Counter- Settlement		Appreciation
Purchased			Sold	party	Date	(Depreciation)
				Citibank
EUR	223,000	USD	311,419	NA	2/02/10	$ (2,231)
				Citibank
USD	7,066,203	EUR	4,889,000	NA	3/24/10	228,520
				Goldman
				Sachs
				Group,
USD	114,715	CAD	120,000	Inc.	4/21/10	2,498
				Deutsche
USD	243,611	GBP	151,000	Bank AG	4/21/10	2,381
				Morgan
				Stanley
				Capital
				Services,
USD	263,898	GBP	163,000	Inc.	4/21/10	3,497
Total						$ $234,665

8 MANAGED ACCOUNT SERIES JANUARY 31, 2010

High Income Portfolio
Schedule of Investments (continued)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Portfolio’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-
annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks	$ 779,231
Preferred Securities	689,964
Total Level 1	1,469,195
Level 2
Long-Term Investments:
Common Stocks	119,476
Corporate Bonds	79,232,267
Floating Rate Loan Interests	3,894,202
Foreign Agency Obligations	301,365
Other Interests	12,075
Preferred Securities	61,516
Total Level 2	83,620,901
Level 3
Long-Term Investments:
Corporate Bonds	717,662
Floating Rate Loan Interests	3,130,389
Other Interests	1,622,219
Warrants	1
Total Level 3	5,470,271
Total	$ 90,560,367

Valuation Inputs	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 236,896	$ (2,231)
Level 3	-	-
Total	$ 236,896	$ (2,231)
[1] Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

MANAGED ACCOUNT SERIES JANUARY 31, 2010 9

Schedule of Investments (concluded) High Income Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
		Investments in Securities
	Corporate	Floating Rate
	Bonds	Loan Interest	Other Interests	Warrants
Balance, as of April 30, 2009	$ 202,226 $	2,050,318	-	-
Accrued discounts/premiums	-	-	-	-
Realized loss	-	(868,605)	-	-
Change in unrealized appreciation
(depreciation)	100,317	3,351,314	-	-
Net purchases (sales)	-	(1,631,842)	-	-
Net transfers in (out) of Level 3	415,119	229,204 $	1,622,219 $	1
Balance, as of January 31, 2010	$ 717,662 $	3,130,389 $	1,622,219 $	1
Investments in Securities (continued)
	Total
Balance, as of April 30, 2009	$ 2,252,544
Accrued discounts/premiums	-
Realized loss	(868,605)
Change in unrealized appreciation
(depreciation)	3,451,632
Net purchases (sales)	(1,631,843)
Net transfers in (out) of Level 3	2,266,543
Balance, as of January 31, 2010	$ 5,470,271
2 The change in unrealized appreciation/depreciation on securities still held at January 31, 2010 was $1,776,367.

10 MANAGED ACCOUNT SERIES JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Alliant Techsystems, Inc. (a)	5,000	$ 394,850
Curtiss-Wright Corp.	30,800	941,248
		1,336,098
Airlines — 0.6%
Delta Air Lines, Inc. (a)	63,000	770,490
Biotechnology — 0.2%
Vertex Pharmaceuticals, Inc. (a)	6,100	234,240
Capital Markets — 0.2%
Legg Mason, Inc.	9,400	242,332
Chemicals — 2.6%
Airgas, Inc.	18,400	777,584
Cytec Industries, Inc.	20,000	746,200
FMC Corp.	18,000	916,920
Intrepid Potash, Inc. (a)(b)	27,600	675,924
		3,116,628
Commercial Banks — 5.8%
Associated Banc-Corp.	47,400	602,928
BancorpSouth, Inc. (b)	48,700	1,114,256
Bank of Hawaii Corp.	26,800	1,218,864
Cullen/Frost Bankers, Inc.	17,900	918,628
FirstMerit Corp.	44,400	909,756
Regions Financial Corp.	145,000	920,750
TCF Financial Corp.	43,200	632,448
Valley National Bancorp (b)	44,200	607,750
		6,925,380
Commercial Services & Supplies — 0.5%
Republic Services, Inc., Class A	20,910	560,179
Communications Equipment — 1.5%
JDS Uniphase Corp. (a)	112,000	880,320
Tellabs, Inc.	150,900	970,287
		1,850,607
Construction & Engineering — 2.0%
Foster Wheeler AG (a)	13,300	372,134
Jacobs Engineering Group, Inc. (a)	20,500	774,695
URS Corp. (a)	26,900	1,207,272
		2,354,101
Consumer Finance — 0.7%
Discover Financial Services, Inc.	58,700	803,016
Containers & Packaging — 1.9%
Bemis Co.	21,900	614,514
Packaging Corp. of America	29,800	656,792
Sonoco Products Co.	34,400	954,944
		2,226,250
Distributors — 0.7%
Genuine Parts Co.	23,600	889,248
Diversified Consumer Services — 0.4%
Regis Corp.	30,500	485,865
Diversified Telecommunication Services — 0.9%
Qwest Communications
International, Inc.	266,800	1,123,228

Common Stocks	Shares	Value
Electric Utilities — 2.8%
Cleco Corp.	24,000	$ 622,080
DPL, Inc.	31,200	837,408
Great Plains Energy, Inc.	38,600	689,396
Hawaiian Electric Industries, Inc.	47,500	939,550
NV Energy, Inc.	26,000	299,520
		3,387,954
Electrical Equipment — 0.4%
Ametek, Inc.	13,000	473,720
Electronic Equipment, Instruments &
Components — 2.7%
Arrow Electronics, Inc. (a)	36,900	969,363
Avnet, Inc. (a)	47,400	1,253,256
Ingram Micro, Inc., Class A (a)	60,200	1,017,380
		3,239,999
Energy Equipment & Services — 2.6%
Dresser-Rand Group, Inc. (a)	29,000	857,820
Patterson-UTI Energy, Inc.	50,200	771,072
Smith International, Inc.	18,500	560,920
Superior Energy Services, Inc. (a)	39,600	909,612
		3,099,424
Food Products — 1.4%
The J.M. Smucker Co.	10,200	612,714
Smithfield Foods, Inc. (a)	67,000	1,009,020
		1,621,734
Gas Utilities — 1.2%
Nicor, Inc.	15,400	624,008
South Jersey Industries, Inc.	21,000	804,930
		1,428,938
Health Care Equipment & Supplies — 2.2%
Kinetic Concepts, Inc. (a)	52,100	2,151,209
Zimmer Holdings, Inc. (a)	9,200	518,144
		2,669,353
Health Care Providers & Services — 2.7%
Coventry Health Care, Inc. (a)	89,900	2,056,912
Health Net, Inc. (a)	49,400	1,198,444
		3,255,356
Hotels, Restaurants & Leisure — 0.4%
Burger King Holdings, Inc.	24,500	427,280
Household Durables — 1.1%
Jarden Corp.	27,100	826,008
MDC Holdings, Inc.	15,100	507,360
		1,333,368
Household Products — 1.6%
Church & Dwight Co., Inc.	15,000	904,350
Clorox Co.	17,400	1,029,558
		1,933,908
IT Services — 1.8%
Amdocs Ltd. (a)	32,100	917,739
Convergys Corp. (a)	120,700	1,291,490
		2,209,229

MANAGED ACCOUNT SERIES JANUARY 31, 2010 1

Schedule of Investments (continued)

Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance — 6.5%
Arch Capital Group Ltd. (a)	13,600	$ 972,944
Fidelity National Title Group, Inc.,
Class A	33,100	426,990
HCC Insurance Holdings, Inc.	27,700	750,670
The Hanover Insurance Group, Inc.	21,700	920,514
PartnerRe Ltd.	12,000	895,080
ProAssurance Corp. (a)	18,400	933,984
Reinsurance Group of America, Inc.	22,200	1,081,584
Stancorp Financial Group, Inc.	15,300	657,594
Symetra Financial Corp. (a)	30,800	395,780
W.R. Berkley Corp.	31,900	776,127
		7,811,267
Internet Software & Services — 1.0%
IAC/InterActiveCorp. (a)	59,200	1,188,736
Leisure Equipment & Products — 1.1%
Mattel, Inc.	63,900	1,260,108
Life Sciences Tools & Services — 2.3%
Affymetrix, Inc. (a)	162,900	860,112
Pharmaceutical Product
Development, Inc. (b)	82,100	1,917,856
		2,777,968
Machinery — 7.5%
AGCO Corp. (a)	37,700	1,165,307
Dover Corp.	45,500	1,951,040
IDEX Corp.	26,200	739,364
Joy Global, Inc.	13,800	631,212
Parker Hannifin Corp.	24,400	1,364,204
SPX Corp.	17,600	958,144
Terex Corp. (a)	33,000	645,150
Timken Co.	66,400	1,488,024
		8,942,445
Media — 1.2%
Harte-Hanks, Inc.	139,600	1,474,176
Metals & Mining — 1.3%
Carpenter Technology Corp.	23,400	627,120
Cliffs Natural Resources, Inc.	24,100	962,795
		1,589,915
Multi-Utilities — 4.9%
Alliant Energy Corp.	44,900	1,400,880
MDU Resources Group, Inc.	44,900	988,698
NSTAR	22,000	755,480
NiSource, Inc.	33,800	481,650
OGE Energy Corp.	18,000	651,960
Wisconsin Energy Corp.	31,400	1,536,716
		5,815,384
Multiline Retail — 1.0%
JCPenney Co., Inc.	49,100	1,219,153
Oil, Gas & Consumable Fuels — 3.4%
Arch Coal, Inc.	24,700	520,429
Cabot Oil & Gas Corp., Class A	15,700	600,839
Frontier Oil Corp.	27,100	337,666
PetroHawk Energy Corp. (a)	28,300	631,939
St. Mary Land & Exploration Co.	13,800	442,152

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Whiting Petroleum Corp. (a)	23,500	$ 1,564,160
		4,097,185
Personal Products — 0.4%
Alberto-Culver Co.	15,300	434,367
Pharmaceuticals — 1.7%
King Pharmaceuticals, Inc. (a)	107,400	1,289,874
Mylan, Inc. (a)	39,900	727,377
		2,017,251
Real Estate Investment Trusts (REITs) — 6.4%
AMB Property Corp.	52,700	1,264,800
BioMed Realty Trust, Inc.	45,000	655,650
Camden Property Trust	12,800	496,256
Corporate Office Properties Trust	15,400	549,626
Essex Property Trust, Inc.	7,700	613,613
Federal Realty Investment Trust	11,300	727,494
Host Marriott Corp.	44,686	473,671
The Macerich Co. (b)	36,109	1,113,963
Omega Healthcare Investors, Inc.	15,700	293,747
Plum Creek Timber Co., Inc. (b)	26,600	962,122
ProLogis	37,600	473,760
		7,624,702
Real Estate Management &
Development — 0.5%
Jones Lang LaSalle, Inc.	10,400	592,904
Semiconductors & Semiconductor
Equipment — 3.5%
Fairchild Semiconductor
International, Inc. (a)	109,500	983,310
Intersil Corp., Class A	76,800	1,034,496
KLA-Tencor Corp.	34,800	981,360
Microchip Technology, Inc.	23,200	598,792
RF Micro Devices, Inc. (a)	168,000	646,800
		4,244,758
Software — 3.6%
CA, Inc.	52,000	1,146,080
Electronic Arts, Inc. (a)	18,800	306,064
Novell, Inc. (a)	247,500	1,106,325
Synopsys, Inc. (a)	37,500	797,625
TIBCO Software, Inc. (a)	99,400	890,624
		4,246,718
Specialty Retail — 4.1%
Foot Locker, Inc.	85,500	965,295
The Gap, Inc.	40,300	768,924
Limited Brands, Inc.	51,400	977,628
RadioShack Corp.	47,600	929,152
Urban Outfitters, Inc. (a)	40,000	1,262,800
		4,903,799
Textiles, Apparel & Luxury Goods — 1.4%
Phillips-Van Heusen Corp.	14,100	553,989
VF Corp.	15,500	1,116,465
		1,670,454

2 MANAGED ACCOUONT SERIES JANUARY 31, 2010

Schedule of Investments (concluded)

Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance — 2.2%
First Niagara Financial Group, Inc.	76,800 $	1,054,464
New York Community
Bancorp, Inc. (b)	101,800	1,530,054
		2,584,518
Total Common Stocks – 94.0% 112,493,733
Investment Companies
iShares Dow Jones U.S. Real Estate
Index Fund (c)	10,900	473,387
SPDR Gold Trust (a)	2,300	243,708
SPDR S&P MidCap 400 Trust	4,400	561,000
Total Investment Companies – 1.1%		1,278,095
Total Long-Term Investments
(Cost – $98,792,686) – 95.1% 113,771,828
	Par
Short-Term Securities	(000)
Time Deposits - 2.1%
Browth Brothers Harriman & Co.,
0.16%, 2/01/10 (d)	$ 2,465	2,464,863
	Beneficial
	Interest
	(000)
Money Market Fund – 4.7%
BlackRock Liquidity Series, LLC
Money Market Series,
0.27% (c)(d)(e)	5,608	5,607,950
Total Short-Term Securities
(Cost – $8,072,813) – 6.8%		8,072,813
Total Investments
(Cost – $106,865,499*) – 101.9%		121,844,641
Liabilities in Excess of Other Assets Less – (1.9)%		(2,243,464)
Net Assets – 100.0%	$ 119,601,177

*	The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 113,356,251
Gross unrealized appreciation	$ 15,669,651
Gross unrealized depreciation	(7,181,261)
Net unrealized appreciation	$ 8,488,390
(a)Non-income security.
(b)Security, or portion of security, is on loan.

(c)Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Purchase	Sales	Realized
Affiliate	Cost	Cost	Gain	Income
BlackRock Liquidity
Series, LLC Money
Market Series	$2,094,950[1]	-	-	$227,102
iShares Dow Jones U.S.
Real Estate Index Fund	$3,000,775	$2,612,750 $251,515		$60,329
[1]Represents net purchase cost.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with cash collateral from securities loans.
· refer For Portfolio to any one compliance or more of purposes, the industry the Portfolio’s sub-classifications industry classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
· fair Fair value Value of Measurements investments, which — Various are as inputs follows: are used in determining the
·assets Level 1 and — price liabilities quotations in active markets/exchanges for identical
·prices Level 2 for — similar other observable assets or liabilities inputs (including, in markets but that not are limited active, to: quoted quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
·the Level circumstances, 3 — unobservable to the inputs extent based observable on the inputs best information are not available available in
(including the Portfolio’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-
annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:
Investments in
Valuation Inputs			Securities
Assets
Level 1 - Long-Term Investments[1]		$ 113,771,828
Level 2 - Short-Term Securities			8,072,813
Level 3				-
Total		$ 121,844,641
[1]	See above Schedule of Investments for values in each industry.

MANAGED ACCOUNT SERIES JANUARY 31, 2010 3

Schedule of Investments January 31, 2010 (Unaudited)

U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value
AmeriCredit Automobile Receivables
Trust, Series 2008-1, Class A2,
4.23%, 6/06/12 (a)	$ 503	$ 509,946
Bayview Financial Acquisition Trust,
Series 2006-C, Class 2A2, 0.46%,
11/28/36 (a)	786	699,460
Capital Auto Receivables Asset Trust,
Series 2007-4, Class A4A, 5.30%,
5/15/14	1,500	1,589,969
Capital One Auto Finance Trust,
Series 2006-B, Class A4, 0.25%,
7/15/13 (a)	883	878,888
Countrywide Asset-Backed
Certificates, Series 2004-6,
Class 2A4, 0.68%, 11/25/34 (a)	136	112,946
Ford Credit Auto Lease Trust, Series
2010-A, Class A2, 1.04%,
3/15/13 (b)	1,000	999,924
Harley-Davidson Motorcycle Trust,
Series 2009-3, Class A2, 0.94%,
4/16/12	200	200,063
Harley-Davidson Motorcycle Trust,
Series 2009-4, Class A2, 1.16%,
10/15/12	925	928,872
Harley-Davidson Motorcycle Trust,
Series 2009-4, Class A3, 1.87%,
2/17/14	305	308,967
Harley-Davidson Motorcycle Trust,
Series 2009-4, Class A4, 2.40%,
7/15/14	3,000	3,039,699
Irwin Home Equity Corp.,
Series 2005-C, Class 1A1, 0.49%,
4/25/30 (a)	16	15,216
JPMorgan Mortgage Acquisition
Corp., Series 2006-CH2,
Class AV4, 0.37%, 10/25/36 (a)	645	252,051
Merrill Lynch First Franklin Mortgage
Loan Trust, Series 2007-1,
Class A2A, 0.35%, 4/25/37 (a)	135	129,128
Morgan Stanley ABS Capital I,
Series 2007-HE1, Class A2C,
0.38%, 11/25/36 (a)	215	80,707
Morgan Stanley Structured Trust,
Series 2007-1, Class A1, 0.31%,
6/25/37 (a)	556	510,859
Option One Mortgage Loan Trust,
Series 2007-1, Class 2A3, 0.37%,
1/25/37 (a)	215	80,726
Residential Asset Mortgage
Products, Inc., Series 2007-RS2,
Class A1, 0.35%, 5/25/37 (a)	614	574,842
SLM Student Loan Trust,
Series 2008-5, Class A3, 1.55%,
1/25/18 (a)	475	490,561
Triad Auto Receivables Owner Trust,
Series 2006-A, Class A4, 4.88%,
4/12/13	361	370,140

	Par
Asset-Backed Securities	(000)	Value
World Omni Auto Receivables Trust,
Series 2007-B, Class B, 5.98%,
4/15/15 (b)	$ 775 $	819,684
Total Asset-Backed Securities – 10.5% 12,592,648
Non-Agency Mortgage-Backed
Securities
Collateralized Mortgage Obligations — 15.3%
BCAP LLC Trust, Series 2009-RR13,
Class 21A1, 5.82%,
1/26/37 (a)(c)	1,642	1,584,210
Bank of America Mortgage Securities
Inc., Series 2003-3, Class 2A1,
0.78%, 5/25/18 (a)	137	129,913
Bank of America Mortgage Securities
Inc., Series 2003-10, Class 1A6,
0.68%, 1/25/34 (a)	115	108,211
Countrywide Alternative Loan Trust,
Series 2004-12CB, Class 1A1,
5.00%, 7/25/19	438	422,601
Countrywide Alternative Loan Trust,
Series 2004-24CB, Class 2A1,
5.00%, 11/25/19	460	439,642
Countrywide Alternative Loan Trust,
Series 2004-28CB, Class 1A1,
5.50%, 1/25/35	567	533,643
Countrywide Alternative Loan Trust,
Series 2004-J8, Class 4A1, 6.00%,
2/25/17	188	187,097
Countrywide Alternative Loan Trust,
Series 2005-3CB, Class 1A4,
5.25%, 3/25/35	201	176,730
Countrywide Alternative Loan Trust,
Series 2005-23CB, Class A15,
5.50%, 7/25/35	891	756,682
Countrywide Alternative Loan Trust,
Series 2005-86, Class A8, 5.50%,
2/25/36	766	605,451
Countrywide Alternative Loan Trust,
Series 2006-19CB, Class A15,
6.00%, 8/25/36	940	764,126
Countrywide Alternative Loan Trust,
Series 2006-25CB, Class A1,
6.00%, 10/25/36	1,728	1,176,732
Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A3,
6.00%, 1/25/37	525	429,896
Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%, 1/25/37	1,000	670,000
Countrywide Alternative Loan Trust,
Series 2007-2CB, Class 1A15,
5.75%, 3/25/37	790	589,691

Portfolio Abbreviations
To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
LIBOR London Inter-Bank Offered Rate

MANAGED ACCOUNT SERIES JANUARY31, 2010 1

Schedule of Investments (continued)

U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed	Par
Securities	(000)	Value
Collateralized Mortgage Obligations
(concluded)
Countrywide Alternative Loan Trust,
Series 2008-2R, Class 2A1,
6.00%, 8/25/37	$ 626	$ 487,848
Countrywide Alternative Loan Trust,
Series 2008-2R, Class 3A1,
6.00%, 8/25/37	850	628,549
Countrywide Alternative Loan Trust,
Series 2008-2R, Class 4A1,
6.25%, 8/25/37	1,459	1,165,353
Countrywide Home Loan Mortgage
Pass-Through Trust,
Series 2004-HYB1, Class 2A,
3.76%, 5/20/34 (a)	535	441,560
Deutsche Alt-A Securities, Inc.
Alternate Loan Trust,
Series 2005-1, Class 1A1, 0.73%,
2/25/35 (a)	845	670,371
First Horizon Alternative Mortgage
Securities, Series 2005-FA1,
Class 1A4, 5.50%, 3/25/35	304	261,679
GSR Mortgage Loan Trust,
Series 2006-0A1, Class 2A1,
0.42%, 8/25/46 (a)	411	317,001
IndyMac INDA Mortgage Loan Trust,
Series 2007-AR1, Class 3A1,
5.93%, 3/25/37 (a)	527	420,623
JPMorgan Mortgage Trust,
Series 2004-S2, Class 5A1,
5.50%, 12/25/19	413	412,567
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A2,
5.88%, 7/25/36	55	50,129
Merrill Lynch Mortgage Investors,
Inc., Series 2006-A3, Class 3A1,
5.76%, 5/25/36 (a)	212	141,838
Pendeford Master Issuer Plc,
Series 2007-1A, Class 3A, 0.37%,
2/12/16 (a)(c)	1,200	1,198,992
Residential Accredit Loans, Inc.,
Series 2005-QS4, Class A3,
5.50%, 4/25/35	614	477,101
Wells Fargo Alternative Loan Trust,
Series 2007-PA2, Class 1A1,
6.00%, 6/25/37	3,039	2,186,308
Wells Fargo Mortgage-Backed
Securities Trust,
Series 2005-AR16, Class 7A1,
5.26%, 10/25/35 (a)	850	792,525
Wells Fargo Mortgage-Backed
Securities Trust, Series 2007-8,
Class 2A2, 6.00%, 7/25/37	265	220,491
		18,447,560

Non-Agency Mortgage-Backed	Par
Securities	(000)	Value
Interest Only Collateralized Mortgage
Obligations — 0.2%
Banc of America Alternative Loan
Trust, Series 2005-3, Class 1CB2,
4.56%, 4/25/35	$ 2,127 $	211,728
Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A4,
4.53%, 5/25/35	818	80,236
		291,964
Total Non-Agency Mortgage-Backed
Securities – 15.5% 18,739,524
U.S. Government Sponsored
Agency Securities
Collateralized Mortgage Obligations — 4.8%
Fannie Mae Trust, Series 2002-70,
Class QG, 5.50%, 6/25/31	2,861	2,987,700
Fannie Mae Trust, Series 2003-9,
Class EA, 4.50%, 10/25/17	1,108	1,158,060
Freddie Mac Multiclass Certificates,
Series 2411, Class FJ, 0.58%,
12/15/29 (a)	27	26,788
Freddie Mac Multiclass Certificates,
Series 3033, Class HE, 4.50%,
9/15/18	1,532	1,592,500
		5,765,048
Federal Deposit Insurance Corporation
Guaranteed — 2.6%
General Electric Capital Corp.,
2.00%, 9/28/12	350	354,578
General Electric Capital Corp.,
2.13%, 12/21/12	2,700	2,737,314
		3,091,892
Interest Only Collateralized Mortgage
Obligations — 0.3%
Fannie Mae Mortgage-Backed
Securities, Series 397, Class 2,
5.00%, 9/25/39	1,045	235,913
Ginnie Mae Trust, Series 2009-26,
Class SC, 5.95%, 1/16/38	1,585	149,535
		385,448
Mortgaged-Backed Securities — 149.2%
Fannie Mae Mortgage-Backed
Securities, 4.00%, 7/01/12 -
2/12/34 (d)	6,100	6,073,596
Fannie Mae Mortgage-Backed
Securities, 4.50%, 2/15/25 -
2/15/40 (d)	37,013	37,539,239
Fannie Mae Mortgage-Backed
Securities, 5.00%, 1/01/23 -
4/15/40 (d)(e)	26,950	28,100,386
Fannie Mae Mortgage-Backed
Securities, 5.50%, 3/15/25 -
2/15/40 (d)	35,317	37,483,792

2 MANAGED ACCOUNT SERIES JANUARY 31, 2010

Schedule of Investments (continued)

U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored	Par
Agency Securities	(000)	Value
Mortgage-Backed Securities (concluded)
Fannie Mae Mortgage-Backed
Securities, 6.00%, 12/01/32 -
3/15/40 (d)	$ 19,032 $	20,439,596
Fannie Mae Mortgage-Backed
Securities, 6.50%, 2/15/40 -
3/15/40 (d)	6,100	6,564,751
Freddie Mac Mortgage-Backed
Securities, 4.50%, 7/01/39 -
2/15/40 (d)	2,352	2,375,579
Freddie Mac Mortgage-Backed
Securities, 5.00%, 9/01/33 -
2/15/40 (d)	15,827	16,485,078
Freddie Mac Mortgage-Backed
Securities, 5.50%, 2/15/40 (d)	3,200	3,392,499
Freddie Mac Mortgage-Backed
Securities, 6.00%, 2/15/40 (d)	3,100	3,320,875
Ginnie Mae Mortgage-Backed
Securities, 4.50%, 7/15/39 (d)	3,106	3,154,085
Ginnie Mae Mortgage-Backed
Securities, 5.00%, 2/15/40 (d)	500	520,703
Ginnie Mae Mortgage-Backed
Securities, 5.50%, 2/15/40 (d)	2,500	2,645,703
Ginnie Mae Mortgage-Backed
Securities, 6.00%, 2/15/40 (d)	3,000	3,202,968
Ginnie Mae Mortgage-Backed
Securities, 6.50%, 2/15/40 (d)	8,400	9,003,750
		180,302,600
Total U.S. Government Sponsored
Agency Securities – 156.9% 189,544,988
U.S. Treasury Obligations
U.S. Treasury Notes, 3.63%,
8/15/19	2,160	2,165,568
U.S. Treasury Notes, 4.38%,
11/15/39	2,000	1,956,250
Total U.S. Treasury Obligations – 3.4%		4,121,818
Total Long-Term Investments
(Cost – $224,344,364) – 186.3% 224,998,978
	Beneficial
	Interest
Short-Term Securities	(000)
SSgA Prime Money Market, 0.05%,
2/01/10	$ 4,802	4,802,183
Total Short-Term Securities
(Cost – $4,802,183) – 4.0%		4,802,183

Options Purchased	Contracts	Value
Exchange-Traded Put Options — 0.0%
Euro-Dollar Future, Strike Price
$98.75, Expires 9/13/10	157 $	34,344
Total Options Purchased
(Cost – $174,160) – 0.0%		34,344
Total Investments Before TBA Sale
Commitments and Outstanding Options
Written (Cost – $229,320,707*) – 190.3% 229,835,505
	Par
TBA Sale Commitments	(000)
Fannie Mae Mortgage-Backed
Securities, 5.00%, 1/01/23 –
2/15/40	$ 13,974	(14,520,202)
Fannie Mae Mortgage-Backed
Securities, 5.50%, 3/15/25 –
2/15/40	20,600	(21,819,911)
Fannie Mae Mortgage-Backed
Securities, 6.00%, 12/01/32 –
3/15/40	6,500	(6,951,952)
Fannie Mae Mortgage-Backed
Securities, 6.50%, 2/15/40 –
3/15/40	1,100	(1,186,625)
Freddie Mac Mortgage-Backed
Securities, 5.00%, 9/01/33 –
2/15/40	15,000	(15,588,285)
Ginnie Mae Mortgage-Backed
Securities, 4.50%, 7/15/39	300	(303,937)
Ginnie Mae Mortgage-Backed
Securities, 5.50%, 2/15/40	1,200	(1,270,681)
Ginnie Mae Mortgage-Backed
Securities, 6.50%, 2/15/40	3,500	(3,751,563)
Total TBA Sale Commitments
(Proceeds – $64,713,009) – (54.1)% (65,393,156)
Options Written	Contracts
Exchange-Traded Put Options — 0.0%
Euro-Dollar Future, Strike Price
$98.25, Expires 9/13/10	157	(14,719)
Over-the-Counter Call Swaptions — (0.4)%
Pay a fixed rate of 4.45% and receive
a floating rate based on 3-month
LIBOR, Expires 6/04/10, Broker
Credit Suisse International	9	(461,883)

MANAGED ACCOUNT SERIES JANUARY 31, 2010 3

Schedule of Investments (continued)

U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Options Written		Contracts	Value
Over-the-Counter Put Swaptions — (0.1)%
Receive a fixed rate of 4.45% and
pay a floating rate based on
3-month LIBOR, Expires 6/04/10,
Broker Credit Suisse International		9	$ (74,489)
Total Options Written
(Premiums Received – $1,009,891) – (0.5)%			(551,091)
Total Investments, Net of TBA Sale Commitments
and Outstanding Options Written – 135.7%			163,891,258
Liabilities in Excess of Other Assets – (35.7)%			(43,085,677)
Net Assets – 100.0%		$ 120,805,581
*	The cost and unrealized appreciation (depreciation) of investments
	as of January 31, 2010, as computed for federal income tax
	purposes, were as follows:
	Aggregate cost	$ 229,401,648
	Gross unrealized appreciation	$ 2,977,851
	Gross unrealized depreciation		(2,543,994)
	Net unrealized appreciation	$ 433,857
(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued security transactions
	were as follows:
			Unrealized
			Appreciation
	Counterparty	Value	(Depreciation)
	Barclay’s Capital, Inc.	$ 819,684	–
	Citigroup Global Markets, Inc.	$ 999,924	–
(c)	Security exempt from registration under Rule 144A of the
	Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional
	investors.
(d)	Represents or includes a to-be-announced (“TBA”) transaction.
	Unsettled TBA transactions were as follows:
			Unrealized
			Appreciation
	Counterparty	Value	(Depreciation)
	Citigroup Global Markets, Inc.	$ 20,905,718 $	101,890
	Credit Suisse Securities, LLC	$ 22,183,939 $	90,013
	Deutsche Bank Securities, Inc.	$ 1,057,094 $	154,646
	Goldman Sachs & Company	$ (329,510) $	(34,432)
	Greenwich Financial Services	$ 8,472,977 $	14,252
	JPMorgan Securities, Inc.	$ 230,828 $	(578)
	Morgan Stanley & Co., Inc.	$ 6,397,184 $	(68,986)
(e)	All or a portion of security has been pledged as collateral in
	connection with swaps.
•	Investments in companies considered to be an affiliate of the
	Portfolio, for purposes of Section 2(a)(3) of the Investment
	Company Act of 1940, were as follows:
		Net
	Affiliate	Activity	Income
	BlackRock Liquidity Funds,
	TempFund, Institutional Class	–	$ 5,531

• Financial futures contracts sold as of January 31, 2010 were as follows:
		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation
6	2-Year U.S.	March
	Treasury Bond	2010 $	1,307,612 $	(107)
117	5-Year U.S.	March
	Treasury Bond	2010	13,511,476	(114,454)
2	10-Year U.S.	March
	Treasury Bond	2010	234,965	(1,348)
Total			$ (115,909)

• Interest rate swaps outstanding as of January 31, 2010 were as follows:
				Notional	Unrealized
Fixed	Floating		Expiration	Amount	Appreciation
Rate	Rate	Counterparty	Date	(000) (Depreciation)
2.81% (a)	3-month	JPMorgan	February
	LIBOR	Chase Bank NA	2010 $	5,700 $	1,020
2.63% (a)	3-month	Citibank NA	March
	LIBOR		2010	25,600	87,872
2.71% (b)	3-month	Citibank NA	April 2010
	LIBOR			17,700	(90,114)
2.71% (b)	3-month	Citibank NA	October
	LIBOR		2010	9,500	(160,645)
3.43% (a)	3-month	JPMorgan	April 2013
	LIBOR	Chase Bank NA		16,000	794,749
4.28% (b)	3-month	Citibank NA	June 2013
	LIBOR			7,000	(538,828)
3.51% (b)	3-month	UBS AG	October
	LIBOR		2013	33,100	(1,664,480)
4.03% (a)	3-month	UBS AG	October
	LIBOR		2013	26,100	1,802,493
2.66% (a)	3-month	Morgan Stanley December
	LIBOR	Capital	2013
		Services, Inc.		14,700	264,856
2.34% (b)	3-month	JPMorgan	January
	LIBOR	Chase Bank NA	2014	14,200	(69,662)
2.85% (a)	3-month	Deutsche Bank	January
	LIBOR	AG	2015	7,000	69,878
4.90% (b)	3-month	Deutsche Bank November
	LIBOR	AG	2017	1,000	(104,682)
4.89% (a)	3-month	Deutsche Bank November
	LIBOR	AG	2017	500	52,026
4.88% (b)	3-month	Deutsche Bank November
	LIBOR	AG	2017	1,000	(103,408)
4.40% (a)	3-month	Citibank NA	May 2018
	LIBOR			1,000	67,343
4.80% (a)	3-month	Deutsche Bank June 2018
	LIBOR	AG		7,000	677,689
4.87% (a)	3-month	Deutsche Bank June 2018
	LIBOR	AG		7,000	710,250
4.58% (b)	3-month	Deutsche Bank	August
	LIBOR	AG	2018	15,800	(1,248,378)
4.22% (a)	3-month	Citibank NA	October
	LIBOR		2018	2,200	112,605
4.22% (b)	3-month	Deutsche Bank December
	LIBOR	AG	2039	1,900	60,590
Total				$ 721,174
(a) Pays floating interest rate and receives fixed rate.
(b) Pays fixed interest rate and receives floating rate.

4 MANAGED ACCOUNT SERIES JANUARY 31, 2010

Schedule of Investments (continued) U.S. Mortgage Portfolio

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:
Valuation Inputs	Investments in Securities
	Assets	Liabilities
Level 1
Short-Term Securities	$ 4,802,183	–
Level 2
Long-Term Investments:
Asset-Backed Securities	11,772,964	–
Non-Agency Mortgage
Backed Securities	15,308,582	–
U.S. Government
Sponsored Agency
Securities	183,931,554	–
U.S. Treasury Obligations	4,121,818	–
TBA Sale Commitments	–$	(65,393,156)
Total Level 2	215,134,918	(65,393,156)
Level 3
Long-Term Investments:
Asset-Backed Securities	819,684	–
Non-Agency Mortgage
Backed Securities	3,430,942	–
U.S. Government
Sponsored Agency
Securities	5,613,434	–
Total Level 3	9,864,060	–
Total	$ 229,801,161$	(65,393,156)

Valuation Inputs	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	$ 34,344$	(130,628)
Level 2	4,701,371	(4,516,569)
Level 3	–	–
Total	$ 4,735,715$	(4,647,197)
[1]Other financial instruments are swaps, financial futures contracts, and options. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

MANAGED ACCOUNT SERIES JANUARY 31, 2010 5

Schedule of Investments (concluded) U.S. Mortgage Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
		Non-Agency	U.S. Government
	Asset-Backed	Mortgage-Backed	Sponsored Agency
	Securities	Securities	Securities	Total
Balance, as of April 30, 2009	–	–	–	–
Accrued discounts/premiums	–	–	–	–
Realized gain (loss)	– $	14,622	– $	14,622
Change in unrealized appreciation/
depreciation[2]	–	46,462	–	46,462
Net purchases (sales)	–	(39,693)	–	(39,693)
Net transfers in (out) of Level 3	$ 819,684 $	3,409,551 $	5,613,434	9,842,669
Balance, as of January 31, 2010	$ 819,684 $	3,430,942 $	5,613,434 $	9,864,060
[2] The change in unrealized appreciation/depreciation on securities still held at January 31, 2010 was $46,462.

MANAGED ACCOUNT SERIES JANUARY 31, 2010 6

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Managed Account Series

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 19, 2010